Income tax - Reconciliations of income tax expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Loss before income tax	¥ (304,705)	¥ (731,592)	¥ (1,093,912)
Income tax benefit at PRC statutory tax rate	(76,176)	(182,898)	(273,478)
Effect of different tax rate of different jurisdictions	(1,930)	1,428	(135)
Effect of preferential tax rates	3,427	3,983	4,460
Effect of Super Deduction for research and development expenses	(2,285)	(2,010)	(2,622)
Non-deductible expenses and non-taxable income	28,385	29,314	54,862
Change in valuation allowance	48,774	149,712	217,113
Total income tax expense/ (benefits)	¥ 195	¥ (471)	¥ 200